Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
July 31, 2023
(Unaudited)
Shares Value
COMMON STOCKS — 95.1%
AUSTRALIA — 1.5%
42,891 ANZ Group Holdings Ltd. ....... $ 741,855
274,429 Atlassian Corp. - Class A(a) ....... 49,929,612
3,316,238 BHP Group Ltd. ............... 102,488,060
69,100 BlueScope Steel Ltd. ............ 1,013,692
417,530 Capricorn Metals Ltd.(a) ......... 1,248,024
23,105 Commonwealth Bank of Australia .. 1,640,580
62,329 Computershare Ltd. ............ 1,050,009
633,740 CSL Ltd. ..................... 114,304,442
2,077,935 Evolution Mining Ltd. ........... 5,164,271
276,330 Fortescue Metals Group Ltd. ...... 4,024,044
1,234,270 Gold Road Resources Ltd. ........ 1,305,768
25,660 National Australia Bank Ltd. ...... 489,842
728,795 Newcrest Mining Ltd. ........... 12,928,530
85,725 Nick Scali Ltd. ................ 616,122
289,245 Nine Entertainment Co. Holdings
Ltd. ..................... 415,772
1,304,450 Northern Star Resources Ltd. ...... 10,085,051
817,390 OceanaGold Corp. ............. 1,710,838
1,530,745 Perseus Mining Ltd. ............. 1,783,929
427,295 Pilbara Minerals Ltd. ............ 1,389,148
6,540 REA Group Ltd. ............... 692,016
845,060 Regis Resources Ltd.(a) .......... 950,775
418,893 Santos Ltd. ................... 2,239,709
1,040,245 Silver Lake Resources Ltd.(a) ...... 621,872
97,935 SmartGroup Corp. Ltd. .......... 594,678
791,820 South32 Ltd. .................. 2,063,638
838,155 Tabcorp Holdings Ltd. ........... 593,953
213,184 Woodside Energy Group Ltd. ...... 5,440,004
43,257 Woolworths Group Ltd. .......... 1,122,132
326,648,366
BELGIUM — 0.0%
20,538 Proximus SADP ............... 157,303
5,513 UCB SA ..................... 488,075
645,378
BRAZIL — 0.6%
193,548 Ambev SA .................... 606,174
166,950 B3 SA - Brasil Bolsa Balcao ....... 526,755
108,815 Cia de Saneamento Basico do Estado
de Sao Paulo SABESP ....... 1,329,367
65,990 Cia de Saneamento de Minas Gerais
Copasa MG ............... 281,892
1,511,400 Localiza Rent a Car SA .......... 21,468,832
3,585,379 NU Holdings Ltd. - Class A(a) ..... 28,539,617
135,166 Petroleo Brasileiro SA ........... 995,005
396,380 Petroleo Brasileiro SA - Preference
Shares ................... 2,608,585
3,563,440 Raia Drogasil SA ............... 21,928,864
183,590 Suzano SA .................... 1,866,668
615,615 Vale SA ...................... 9,028,369
1,061,800 WEG SA ..................... 8,965,937
Shares Value
BRAZIL (continued)
1,078,708 XP, Inc. - Class A(a) ............. $ 29,135,903
127,281,968
CANADA — 1.5%
365,715 Agnico Eagle Mines Ltd. ......... 19,172,546
441,560 Alamos Gold, Inc. - Class A ....... 5,454,831
19,917 Alimentation Couche-Tard, Inc. .... 1,008,349
1,221,765 B2Gold Corp. ................. 4,234,229
11,534 Bank of Nova Scotia (The) ........ 580,789
1,273,120 Barrick Gold Corp. ............. 21,993,458
5,648 Canadian National Railway Co. .... 684,622
130,130 Canadian Natural Resources Ltd. ... 7,913,491
1,061,355 Canadian Pacific Kansas City Ltd. .. 87,329,479
115,880 Cenovus Energy, Inc. ............ 2,203,974
253,410 Centerra Gold, Inc. ............. 1,625,790
489 Constellation Software, Inc. ....... 1,033,128
14,743 Dollarama, Inc. ................ 971,127
217,550 Dundee Precious Metals, Inc. ...... 1,512,860
19,195 Enbridge, Inc. ................. 705,702
87,860 First Quantum Minerals Ltd. ...... 2,605,850
396,415 Franco-Nevada Corp. ........... 57,845,656
91,970 Frontera Energy Corp.(a) ......... 746,975
14,240 Interfor Corp.(a) ............... 254,855
15,951 Metro, Inc. ................... 858,486
245,575 Nutrien Ltd. .................. 16,922,914
208,610 Osisko Gold Royalties Ltd. ....... 3,092,804
50,735 Pason Systems, Inc. ............. 506,330
11,623 Rogers Communications, Inc. - Class
B ....................... 508,939
14,132 Royal Bank of Canada ........... 1,401,036
917,463 Shopify, Inc. - Class A(a) ......... 62,002,149
15,525 Stella-Jones, Inc. ............... 788,347
114,090 Suncor Energy, Inc. ............. 3,569,828
10,742 TC Energy Corp. .............. 384,990
75,500 Teck Resources Ltd. - Class B ...... 3,354,029
94,950 Torex Gold Resources, Inc.(a) ..... 1,332,101
11,385 Toronto-Dominion Bank (The) .... 750,798
25,505 Tourmaline Oil Corp. ........... 1,321,815
15,825 West Fraser Timber Co. Ltd. ...... 1,333,301
337,159 Wheaton Precious Metals Corp. .... 15,118,653
331,124,231
CHILE — 0.0%
44,432 Antofagasta Plc ................ 956,541
CHINA — 4.3%
1,300,854 Agricultural Bank of China Ltd. - H
Shares ................... 472,043
16,883,068 Alibaba Group Holding Ltd.(a) .... 211,068,116
2,379,000 ANTA Sports Products Ltd. ....... 27,850,428
262,901 Asymchem Laboratories Tianjin Co.
Ltd. - A Shares ............. 4,583,002
1,172,040 Bank of China Ltd. - H Shares ..... 434,317

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
CHINA (continued)
626,835 Beijing United Information
Technology Co. Ltd. - A Shares $ 3,357,105
63,000 BYD Co. Ltd. - H Shares ......... 2,226,314
2,108,600 Centre Testing International Group
Co. Ltd. - A Shares(b) ....... 5,930,368
1,056,698 China Construction Bank Corp. - H
Shares ................... 613,784
318,552 China International Capital Corp. Ltd.
- H Shares(c)(d) ............ 700,913
229,830 China Life Insurance Co. Ltd. - H
Shares ................... 400,786
134,918 China Mengniu Dairy Co. Ltd. .... 509,474
2,932,583 China Merchants Bank Co. Ltd. - H
Shares ................... 14,458,169
890,341 China Petroleum & Chemical Corp. -
H Shares ................. 496,606
990,145 China Resources Medical Holdings
Co. Ltd. ................. 818,889
245,643 China Shenhua Energy Co. Ltd. - H
Shares ................... 733,883
241,716 CITIC Securities Co. Ltd. - H Shares 518,213
991,710 CMOC Group Ltd. - H Shares .... 661,233
529,354 Contemporary Amperex Technology
Co. Ltd. - A Shares ......... 17,607,856
440,040 Dongguan Yiheda Automation Co.
Ltd. - A Shares ............. 2,430,575
499,400 ENN Energy Holdings Ltd. ....... 6,003,251
1,870,221 Estun Automation Co. Ltd. - A Shares 6,059,981
2,630,940 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 17,042,437
413,763 Fosun International Ltd. ......... 300,816
1,205,200 Fuyao Glass Industry Group Co. Ltd. -
H Shares(c)(d) ............. 5,346,898
889,840 Glodon Co. Ltd. - A Shares ....... 4,021,186
210,300 Guangdong Kinlong Hardware
Products Co. Ltd. - A Shares ... 1,901,574
768,955 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... 7,745,923
4,656,000 Haidilao International Holding Ltd.(c)
(d) ..................... 13,044,609
1,992,200 Haier Smart Home Co. Ltd. - H
Shares ................... 6,501,108
491,942 Haitong Securities Co. Ltd. - H Shares 343,146
972,135 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 3,968,731
212,112 Hangzhou Tigermed Consulting Co.
Ltd. - A Shares ............. 2,041,707
1,575,986 Hangzhou Tigermed Consulting Co.
Ltd. - H Shares(c)(d) ........ 10,184,731
2,266,816 Huayu Automotive Systems Co. Ltd. -
A Shares ................. 6,257,244
Shares Value
CHINA (continued)
850,885 Industrial & Commercial Bank of
China Ltd. - H Shares ....... $ 414,592
605,858 JD Health International, Inc.(a)(c)(d) 4,373,669
775,073 JD.com, Inc. - A Shares .......... 15,881,299
1,737,700 Jiangsu Azure Corp. - A Shares ..... 2,679,145
545,396 Kanzhun Ltd. - ADR(a) .......... 10,187,997
538,371 KE Holdings, Inc. - A Shares(a) .... 3,175,456
62,057 KE Holdings, Inc. - ADR(a) ...... 1,081,033
3,116,000 Kingdee International Software Group
Co. Ltd.(a) ............... 5,417,810
1,351,800 Kingsoft Corp. Ltd. ............. 5,780,627
419,300 Kuaishou Technology(a)(c)(d) ..... 3,612,940
83,327 Kweichow Moutai Co. Ltd. - A Shares 21,923,875
528,540 Legend Holdings Corp. - H Shares(c)
(d) ..................... 543,524
1,642,500 Li Ning Co. Ltd. ............... 9,898,511
804,540 LONGi Green Energy Technology Co.
Ltd. - A Shares ............. 3,359,942
1,826,000 Medlive Technology Co. Ltd.(c)(d) .. 1,538,271
1,036,070 Meituan - B Shares(a)(c)(d) ....... 19,435,695
1,071,311 Midea Group Co. Ltd. - A Shares ... 8,891,120
1,400,000 Minth Group Ltd. .............. 4,460,886
549,255 NetEase, Inc. .................. 11,937,417
138,791 New China Life Insurance Co. Ltd. -
H Shares ................. 400,415
80,026 PDD Holdings, Inc. - ADR(a) ..... 7,187,935
500,235 PICC Property & Casualty Co. Ltd. -
H Shares ................. 583,690
4,658,205 Ping An Bank Co. Ltd. - A Shares .. 8,029,141
3,053,685 Ping An Insurance Group Co. of
China Ltd. - H Shares ....... 22,024,873
910,400 Pop Mart International Group Ltd.(c)
(d) ..................... 2,562,320
478,511 Proya Cosmetics Co. Ltd. - A Shares . 7,554,979
572,585 SG Micro Corp. - A Shares ....... 6,760,374
2,335,493 Shandong Sinocera Functional
Material Co. Ltd. - A Shares ... 9,717,606
796,152 Shenzhen Inovance Technology Co.
Ltd. - A Shares ............. 7,909,614
1,614,037 Shenzhen Megmeet Electrical Co. Ltd.
- A Shares ................ 7,327,705
773,900 Shenzhou International Group
Holdings Ltd. ............. 8,141,981
878,117 Sinocare, Inc. - A Shares .......... 3,003,800
236,400 Sungrow Power Supply Co. Ltd. - A
Shares ................... 3,687,755
404,065 Sunny Optical Technology Group Co.
Ltd. ..................... 3,914,284
5,806,287 Tencent Holdings Ltd. ........... 263,851,070
221,372 Topchoice Medical Corp. - A Shares(a) 3,571,016
3,098,000 Weichai Power Co. Ltd. - H Shares .. 4,568,208
389,000 WuXi AppTec Co. Ltd. - H Shares(c)
(d) ..................... 3,668,588

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
CHINA (continued)
1,649,500 Wuxi Biologics Cayman, Inc.(a)(c)(d) $ 9,327,335
549,718 Yifeng Pharmacy Chain Co. Ltd. - A
Shares ................... 2,921,790
1,839,140 Yonyou Network Technology Co. Ltd.
- A Shares ................ 4,855,416
196,400 Yunnan Energy New Material Co. Ltd.
- A Shares(a) .............. 2,651,603
2,896,145 Zhaojin Mining Industry Co. Ltd. - H
Shares ................... 4,174,008
2,885,168 Zhejiang Sanhua Intelligent Controls
Co. Ltd. - A Shares ......... 11,241,806
1,145,170 Zhou Hei Ya International Holdings
Co. Ltd.(a)(c)(d) ........... 480,158
12,764,025 Zijin Mining Group Co. Ltd. - H
Shares ................... 21,865,567
953,212,262
CZECH REPUBLIC — 0.0%
168,245 Moneta Money Bank AS(c)(d) ..... 662,072
DENMARK — 0.5%
3,809 Carlsberg A/S - Class B .......... 571,288
3,487 Coloplast A/S - Class B .......... 433,418
567,212 DSV A/S ..................... 113,569,612
23,891 Novo Nordisk A/S - Class B ....... 3,850,112
118,424,430
EGYPT — 0.0%
441,303 Commercial International Bank Egypt
SAE .................... 721,223
1,164,488 EFG Holding SAE(a) ........... 621,060
1,342,283
FAEROE ISLANDS — 0.0%
28,260 Bakkafrost P/F ................ 1,649,305
FINLAND — 0.0%
7,804 Elisa Oyj ..................... 407,059
31,065 Kesko Oyj - Class B ............. 621,468
8,272 Kone Oyj - Class B ............. 424,194
11,595 Neste Oyj .................... 426,571
136,789 UPM-Kymmene Oyj ............ 4,527,025
6,406,317
FRANCE — 1.8%
5,887 Air Liquide SA ................ 1,057,390
1,220,943 Airbus SE .................... 179,858,346
3,625 Alten SA ..................... 522,125
21,252 BNP Paribas SA ............... 1,402,462
6,425 Capgemini SE ................. 1,164,548
10,966 Edenred ..................... 712,334
832 Hermes International ............ 1,844,662
3,258 L'Oreal SA ................... 1,515,975
200,207 LVMH Moet Hennessy Louis Vuitton
SE ...................... 186,690,215
Shares Value
FRANCE (continued)
2,605 Pernod Ricard SA .............. $ 574,558
8,000 Publicis Groupe SA ............. 645,802
4,070 Safran SA .................... 675,541
10,081 Sanofi ....................... 1,076,151
8,942 Schneider Electric SE ............ 1,593,133
235,314 TotalEnergies SE ............... 14,297,295
1,895 Virbac SA .................... 583,395
394,213,932
GERMANY — 0.8%
4,305 adidas AG .................... 870,936
2,895 Deutsche Boerse AG ............ 554,806
74,204 Deutsche Telekom AG ........... 1,618,855
15,286 DHL Group .................. 785,221
18,556 Evonik Industries AG ........... 383,768
8,079 Fresenius Medical Care AG & Co.
KGaA ................... 419,449
17,253 Fresenius SE & Co. KGaA ........ 541,205
112,665 K+S AG ..................... 2,146,137
758,600 Siemens AG .................. 129,265,827
12,202 Vonovia SE ................... 284,958
1,074,715 Zalando SE(a)(c)(d) ............. 37,103,783
173,974,945
HONG KONG — 0.2%
3,086,000 AIA Group Ltd. ................ 30,626,935
1,302,560 Beijing Enterprises Water Group Ltd. 317,335
146,319 BOC Hong Kong Holdings Ltd. ... 444,647
7,266,000 Brilliance China Automotive Holdings
Ltd. ..................... 3,885,063
94,519 China Resources Beer Holdings Co.
Ltd. ..................... 605,371
110,489 China Resources Land Ltd. ....... 511,438
4,044,000 Geely Automobile Holdings Ltd. ... 5,838,700
1,115,838 Guangdong Investment Ltd. ...... 964,334
26,026 Hang Seng Bank Ltd. ........... 396,118
1,028,315 Sino Biopharmaceutical Ltd. ...... 464,126
74,846 Sun Hung Kai Properties Ltd. ..... 936,187
44,990,254
INDIA — 2.8%
57,110 Adani Ports & Special Economic Zone
Ltd. ..................... 540,106
599,224 Apollo Hospitals Enterprise Ltd. ... 37,691,216
1,581,510 Asian Paints Ltd. ............... 64,940,960
11,105 Avenue Supermarts Ltd.(a)(c)(d) ... 506,693
522,805 Bajaj Finance Ltd. .............. 46,403,542
3,084,267 Bandhan Bank Ltd.(a)(c)(d) ....... 8,377,334
386,770 Bank of Baroda ................ 950,834
490,065 Bharat Electronics Ltd. .......... 778,753
66,070 Bharti Airtel Ltd. ............... 714,852
570,910 Britannia Industries Ltd. ......... 33,276,056
40,340 Central Depository Services India Ltd.
(c) ...................... 603,589

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
INDIA (continued)
122,205 DLF Ltd. .................... $ 770,757
11,566,603 HDFC Bank Ltd. .............. 232,207,481
2,994,921 ICICI Prudential Life Insurance Co.
Ltd.(c)(d) ................ 21,101,314
745,803 Jio Financial Services Ltd.(a)(b)(e) .. 2,374,365
2,616,730 Jubilant Foodworks Ltd. ......... 15,223,396
609,500 National Aluminium Co. Ltd. ..... 705,845
296,520 NTPC Ltd. ................... 787,187
340,120 Oil & Natural Gas Corp. Ltd. ..... 732,148
745,803 Reliance Industries Ltd. .......... 23,115,711
53,760 Tata Chemicals Ltd. ............. 692,420
176,975 Tata Consultancy Services Ltd. ..... 7,361,949
5,085 Tata Elxsi Ltd. ................. 442,627
3,119,058 Titan Co. Ltd. ................. 113,920,347
50,645 TVS Motor Co. Ltd. ............ 847,709
111,770 Wipro Ltd. ................... 550,433
615,617,624
INDONESIA — 0.1%
3,361,175 Aneka Tambang Tbk ............ 442,436
45,719,409 Bank Central Asia Tbk PT ........ 27,665,093
1,810,205 Bank Rakyat Indonesia Persero Tbk
PT ..................... 678,227
9,425,975 Bumi Serpong Damai Tbk PT(a) ... 740,701
2,229,240 Telkom Indonesia Persero Tbk PT .. 549,919
9,164,645 Timah Tbk PT ................ 571,271
30,647,647
IRELAND — 0.6%
6,017 Accenture Plc - Class A .......... 1,903,478
473,005 Aptiv Plc(a) ................... 51,789,317
15,075 Experian Plc .................. 582,136
57,845 Grafton Group Plc - Units, CDI ... 650,228
1,985 ICON Plc(a) .................. 499,049
4,288 Jazz Pharmaceuticals Plc(a) ........ 559,241
875,280 Medtronic Plc ................. 76,814,573
132,798,022
ISRAEL — 0.0%
4,707 Check Point Software Technologies
Ltd.(a) ................... 622,312
387,595 ICL Group Ltd. ................ 2,572,265
3,194,577
ITALY — 0.0%
216,735 Eni SpA ..................... 3,308,559
89,291 FinecoBank Banca Fineco SpA ..... 1,385,747
26,246 Prysmian SpA ................. 1,046,083
5,740,389
JAPAN — 0.7%
21,549 Aeon Co. Ltd. ................. 466,227
16,855 Ajinomoto Co., Inc. ............ 656,002
13,291 Asahi Group Holdings Ltd. ....... 522,709
28,647 Astellas Pharma, Inc. ............ 418,937
Shares Value
JAPAN (continued)
52,025 Avex, Inc. .................... $ 548,536
26,643 Bandai Namco Holdings, Inc. ..... 601,909
16,445 Chugai Pharmaceutical Co. Ltd. .... 489,079
18,270 Daiwa House Industry Co. Ltd. .... 495,967
305 Daiwa House REIT Investment Corp. 600,288
5,475 Disco Corp. .................. 1,025,228
2,835 Fast Retailing Co. Ltd. ........... 708,625
30,999 Fuji Electric Co. Ltd. ............ 1,398,458
9,335 Fujitsu Ltd. ................... 1,206,368
450 Fukuoka REIT Corp. ........... 526,658
10,226 Hamamatsu Photonics KK ........ 492,090
15,738 Hitachi Ltd. .................. 1,028,587
6,064 Hoya Corp. ................... 704,586
91,020 Inpex Corp. ................... 1,172,419
22,861 ITOCHU Corp. ............... 923,985
180 Japan Real Estate Investment Corp.
REIT ................... 723,720
25,210 Japan Tobacco, Inc. ............. 558,726
8,538 Kao Corp. .................... 324,200
19,681 KDDI Corp. .................. 579,231
196,519 Keyence Corp. ................. 88,075,433
8,042 Lawson, Inc. .................. 403,216
21,569 Mitsubishi Corp. ............... 1,101,457
38,900 Mitsubishi Electric Corp. ......... 560,812
27,573 Mitsubishi Estate Co. Ltd. ........ 336,655
31,568 Mitsui & Co. Ltd. .............. 1,229,524
26,163 Mitsui Fudosan Co. Ltd. ......... 536,722
9,948 Murata Manufacturing Co. Ltd. .... 582,133
16,487 Nichirei Corp. ................. 376,524
12,782 Nihon Kohden Corp. ........... 336,744
2,485,500 Nihon M&A Center Holdings, Inc. . 14,203,855
152 Nippon Building Fund, Inc. REIT .. 636,783
394 Nippon Prologis REIT, Inc. ....... 805,088
548,150 Nippon Telegraph & Telephone Corp. 627,657
18,412 Nomura Research Institute Ltd. .... 521,694
2,850 Obic Co. Ltd. ................. 466,169
8,302 Omron Corp. ................. 444,788
26,459 Osaka Gas Co. Ltd. ............. 416,232
12,036 Otsuka Holdings Co. Ltd. ........ 442,049
61,622 Panasonic Holdings Corp. ........ 762,343
29,490 Recruit Holdings Co. Ltd. ........ 1,022,558
13,004 Seven & i Holdings Co. Ltd. ...... 538,661
17,142 Shimadzu Corp. ............... 519,447
20,090 Shin-Etsu Chemical Co. Ltd. ...... 660,747
1,268 SMC Corp. ................... 660,895
34,669 SoftBank Corp. ................ 384,548
16,283 Sony Group Corp. .............. 1,523,974
49,110 Sumitomo Metal Mining Co. Ltd. .. 1,696,317
17,710 Sumitomo Mitsui Financial Group,
Inc. ..................... 833,309
17,560 Sumitomo Realty & Development Co.
Ltd. ..................... 469,781
12,426 Suntory Beverage & Food Ltd. ..... 442,048

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
JAPAN (continued)
15,005 Terumo Corp. ................. $ 490,551
28,911 Tokio Marine Holdings, Inc. ...... 662,292
8,772 Tokyo Electron Ltd. ............. 1,309,958
23,841 Tokyo Gas Co. Ltd. ............. 540,451
10,537 Toyo Suisan Kaisha Ltd. .......... 436,175
100,530 Toyota Motor Corp. ............ 1,686,041
12,021 Unicharm Corp. ............... 445,047
143,361,213
JERSEY CHANNEL ISLANDS — 0.0%
1,304,610 Centamin Plc ................. 1,613,160
KAZAKHSTAN — 0.1%
183,572 Kaspi.KZ JSC - GDR(c) ......... 16,833,552
LUXEMBOURG — 0.0%
175,735 Aroundtown SA(a) ............. 272,634
MALAYSIA — 0.0%
269,170 Kuala Lumpur Kepong Berhad ..... 1,392,114
151,018 Tenaga Nasional Berhad .......... 321,529
1,713,643
MEXICO — 0.0%
836,409 America Movil SAB de CV - Class B 877,118
226,503 Grupo Financiero Banorte SAB de CV
- Series O ................ 2,147,754
780,998 Grupo Mexico SAB de CV - Series B 4,062,869
199,583 Wal-Mart de Mexico SAB de CV ... 831,348
7,919,089
NETHERLANDS — 2.3%
48,667 Adyen NV(a)(c)(d) ............. 90,420,128
221,771 ASML Holding NV ............. 159,030,631
161,761 ASML Holding NV - New York .... 115,887,198
6,459 IMCD NV ................... 979,676
8,993,463 ING Groep NV ................ 131,316,791
21,168 Koninklijke Ahold Delhaize NV .... 730,461
6,204 NXP Semiconductors NV ........ 1,383,368
6,149 Wolters Kluwer NV ............. 772,086
500,520,339
NORWAY — 0.1%
34,076 Aker BP ASA .................. 952,510
93,445 Equinor ASA .................. 2,843,443
267,800 Mowi ASA ................... 4,709,928
245,340 Norsk Hydro ASA .............. 1,607,350
29,523 Telenor ASA .................. 316,056
92,690 Yara International ASA .......... 3,789,891
14,219,178
PERU — 0.0%
282,065 Cia de Minas Buenaventura SAA -
ADR .................... 2,177,542
PHILIPPINES — 0.0%
857,005 SM Prime Holdings, Inc. ......... 521,146
Shares Value
POLAND — 0.1%
125,460 Dino Polska SA(a)(c)(d) .......... $ 13,978,455
95,391 Powszechna Kasa Oszczednosci Bank
Polski SA ................. 968,282
61,936 Powszechny Zaklad Ubezpieczen SA . 626,681
15,573,418
PORTUGAL — 0.0%
25,219 Jeronimo Martins SGPS SA ....... 686,553
QATAR — 0.0%
171,975 Industries Qatar QSC ........... 629,788
116,623 Qatar National Bank QPSC ....... 544,027
1,173,815
SINGAPORE — 0.4%
1,179,943 Sea Ltd. - ADR(a) .............. 78,489,808
769,740 UMS Holdings Ltd. ............ 636,747
1,691,890 Wilmar International Ltd. ........ 4,911,221
84,037,776
SOUTH AFRICA — 0.2%
98,387 Absa Group Ltd. ............... 1,042,254
478,145 AngloGold Ashanti Ltd. .......... 10,550,137
96,685 DRDGOLD Ltd. - ADR ......... 1,086,740
1,021,225 Gold Fields Ltd. ............... 15,698,328
694,265 Harmony Gold Mining Co. Ltd. -
ADR .................... 2,978,397
160,805 Impala Platinum Holdings Ltd. .... 1,159,927
511,005 Sibanye Stillwater Ltd. ........... 966,363
79,202 Standard Bank Group Ltd. ........ 845,884
79,542 Vodacom Group Ltd. ............ 524,698
34,852,728
SOUTH KOREA — 0.1%
3,579 Hyundai Mobis Co. Ltd. ......... 654,224
20,359 KB Financial Group, Inc. ......... 814,584
30,364 Kia Corp. .................... 1,970,033
1,653 Korea Zinc Co. Ltd. ............ 640,632
1,774 LG H&H Co. Ltd. ............. 595,671
2,400 LG H&H Co. Ltd. - Preference Shares 341,929
37,583 NAVER Corp. ................. 6,693,085
6,251 POSCO Holdings, Inc. .......... 3,148,427
67,235 Samsung Electronics Co. Ltd. ..... 3,681,798
21,837 Samsung Electronics Co. Ltd. -
Preference Shares ........... 983,363
18,956 Samsung SDI Co. Ltd. ........... 9,889,570
29,413,316
SPAIN — 0.0%
8,790 Amadeus IT Group SA .......... 630,325
88,670 Banco Bilbao Vizcaya Argentaria SA . 702,922
175,665 Banco Santander SA ............ 711,445
92,982 Iberdrola SA .................. 1,160,864
16,739 Industria de Diseno Textil SA ...... 640,662
97,305 Melia Hotels International SA(a) ... 714,672
31,168 Redeia Corp. SA ............... 521,063

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
SPAIN (continued)
113,485 Repsol SA .................... $ 1,734,397
6,816,350
SWEDEN — 0.0%
86,304 Atlas Copco AB - Class A ......... 1,227,363
46,870 Boliden AB ................... 1,380,756
295,960 Fastighets AB Balder - Class B(a) ... 1,381,619
131,121 Hexagon AB - Class B ........... 1,269,929
36,503 Sandvik AB ................... 741,406
52,815 SkiStar AB ................... 573,487
34,039 Tele2 AB - Class B .............. 256,172
72,460 Wihlborgs Fastigheter AB ........ 566,524
7,397,256
SWITZERLAND — 0.5%
12,520 Georg Fischer AG .............. 853,522
150 Givaudan SA .................. 505,533
2,137,430 Glencore Plc .................. 12,989,812
27,841 Nestle SA .................... 3,412,243
20,949 Novartis AG .................. 2,187,748
6,263 Roche Holding AG ............. 1,943,430
795 Siegfried Holding AG ........... 701,511
259,613 Sika AG ..................... 80,588,543
2,492 Sonova Holding AG ............ 692,976
18,664 STMicroelectronics NV .......... 997,837
1,554 Swisscom AG ................. 998,637
47,919 UBS Group AG ................ 1,059,158
1,525 Zurich Insurance Group AG ...... 735,875
107,666,825
TAIWAN — 0.3%
100,685 Chailease Holding Co. Ltd. ....... 666,396
884,710 Chunghwa Telecom Co. Ltd. ...... 3,265,599
97,409 Delta Electronics, Inc. ........... 1,132,897
782,865 Elitegroup Computer Systems Co. Ltd. 737,365
185,511 Formosa Chemicals & Fibre Corp. .. 386,057
379,334 Hon Hai Precision Industry Co. Ltd. 1,309,651
41,410 MediaTek, Inc. ................ 909,198
467,888 Mega Financial Holding Co. Ltd. ... 599,255
201,438 Pegatron Corp. ................ 489,710
49,965 Poya International Co. Ltd. ....... 814,024
75,408 Realtek Semiconductor Corp. ...... 1,032,986
85,743 Sporton International, Inc. ........ 656,172
279,356 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 5,022,390
501,690 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 49,742,564
214,755 Uni-President Enterprises Corp. .... 514,567
67,278,831
TURKEY — 0.0%
29,289 BIM Birlesik Magazalar AS ....... 234,918
28,265 Ford Otomotiv Sanayi AS ........ 996,203
1,231,121
Shares Value
UNITED ARAB EMIRATES — 0.0%
507,935 Agthia Group PJSC ............. $ 732,951
483,955 Emaar Development PJSC ........ 835,382
397,305 Emaar Properties PJSC .......... 731,243
2,299,576
UNITED KINGDOM — 3.6%
255,429 Anglo American Plc ............. 7,847,647
1,253,180 AstraZeneca Plc ................ 179,900,920
9,271 AstraZeneca Plc - ADR .......... 664,731
75,143 Barratt Developments Plc ........ 440,418
1,857,556 BP Plc ....................... 11,514,210
26,962 British American Tobacco Plc ...... 905,007
23,540 Compass Group Plc ............. 612,358
3,314,280 Diageo Plc ................... 144,508,627
280,015 Endeavour Mining Plc ........... 6,765,463
2,240,867 Entain Plc .................... 39,858,819
36,777 GSK Plc ..................... 653,500
24,111 Hargreaves Lansdown Plc ......... 263,447
71,265 Howden Joinery Group Plc ....... 674,045
98,515 HSBC Holdings Plc ............ 817,112
485,147 ITV Plc ...................... 450,398
169,005 Legal & General Group Plc ....... 506,227
7,445 LivaNova Plc(a) ................ 435,160
1,054,895 Lloyds Banking Group Plc ........ 608,330
1,623,924 London Stock Exchange Group Plc . 176,353,400
139,904 Mondi Plc .................... 2,451,698
8,193 Next Plc ..................... 741,061
74,815 Pennon Group Plc .............. 674,977
41,087 RELX Plc .................... 1,381,500
193,655 Rio Tinto Plc .................. 12,799,148
73,612,200 Rolls-Royce Holdings Plc(a) ....... 174,628,196
686,307 Shell Plc ..................... 20,839,068
6,151 Spirax-Sarco Engineering Plc ...... 878,195
18,000 Unilever Plc .................. 968,134
13,255 Unilever Plc .................. 712,881
253,820 United Utilities Group Plc ........ 3,254,142
793,108,819
UNITED STATES — 71.2%
5,485 3M Co. ...................... 611,577
16,000 A.O. Smith Corp. .............. 1,162,080
1,059,974 Abbott Laboratories ............. 118,006,905
1,030,660 AbbVie, Inc. .................. 154,166,123
17,885 ACI Worldwide, Inc.(a) .......... 414,753
5,676 Adobe, Inc.(a) ................. 3,100,061
968,066 Agilent Technologies, Inc. ........ 117,881,397
11,640 Agilysys, Inc.(a) ................ 857,053
7,505 Agree Realty Corp. REIT ......... 486,174
477,784 Air Products and Chemicals, Inc. ... 145,881,789
165,948 Airbnb, Inc. - Class A(a) ......... 25,255,626
25,530 Alcoa Corp. ................... 923,931
603,218 Alexandria Real Estate Equities, Inc.
REIT ................... 75,812,438
140,439 Align Technology, Inc.(a) ......... 53,070,494

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
33,494 Ally Financial, Inc. ............. $ 1,022,907
596,980 Alphabet, Inc. - Class A(a) ........ 79,231,186
4,069,735 Alphabet, Inc. - Class C(a) ........ 541,722,426
4,236,889 Amazon.com, Inc.(a) ............ 566,387,322
10,422 American Express Co. ........... 1,760,067
9,165 American International Group, Inc. . 552,466
8,170 American States Water Co. ........ 722,310
388,597 American Tower Corp. REIT ...... 73,953,895
4,632 Ameriprise Financial, Inc. ........ 1,614,020
978,282 AmerisourceBergen Corp. ........ 182,840,906
413,544 AMETEK, Inc. ................ 65,588,078
7,638 Amgen, Inc. .................. 1,788,438
4,260 Analog Devices, Inc. ............ 849,998
2,294 ANSYS, Inc.(a) ................ 784,777
2,442 Aon Plc - Class A ............... 777,777
20,625 APA Corp. ................... 835,106
5,677,674 Apple, Inc. ................... 1,115,379,057
13,534 Applied Materials, Inc. ........... 2,051,619
188,885 Archer-Daniels-Midland Co. ...... 16,047,670
672,500 Arthur J Gallagher & Co. ........ 144,453,000
12,315 ASGN, Inc.(a) ................. 939,881
72,378 AT&T, Inc. ................... 1,050,929
5,041 Autodesk, Inc.(a) ............... 1,068,642
281,765 Automatic Data Processing, Inc. .... 69,669,214
484 AutoZone, Inc.(a) .............. 1,201,152
4,018 Avery Dennison Corp. ........... 739,352
231,821 Axon Enterprise, Inc.(a) .......... 43,102,479
3,697,748 Bank of America Corp. .......... 118,327,936
29,872 Bank OZK ................... 1,306,303
621,012 BeiGene Ltd.(a) ................ 10,351,660
521,553 Berkshire Hathaway, Inc. - Class B(a) 183,565,794
2,068 Biogen, Inc.(a) ................. 558,753
10,932 Bio-Techne Corp. .............. 911,729
1,716,843 Blackstone, Inc. ................ 179,907,978
686,822 Block, Inc.(a) ................. 55,309,776
613 Booking Holdings, Inc.(a) ........ 1,821,100
16,277 BorgWarner, Inc. ............... 756,880
29,905 Boyd Gaming Corp. ............ 2,043,110
13,729 Bread Financial Holdings, Inc. ..... 570,715
25,907 Bristol-Myers Squibb Co. ......... 1,611,156
326,053 Broadcom, Inc. ................ 293,007,528
4,257 Broadridge Financial Solutions, Inc. . 714,835
50,000 Bunge Ltd. ................... 5,433,500
300 Cable One, Inc. ................ 217,182
486,027 Cadence Design Systems, Inc.(a) ... 113,735,178
19,792 California Water Service Group .... 1,049,372
14,215 Cal-Maine Foods, Inc. ........... 656,591
5,280 Capital One Financial Corp. ...... 617,866
8,503 Cardinal Health, Inc. ............ 777,769
181,527 Caterpillar, Inc. ................ 48,135,515
67,820 CF Industries Holdings, Inc. ...... 5,566,666
17,759 Charles Schwab Corp. (The) ...... 1,173,870
Shares Value
UNITED STATES (continued)
2,303 Charter Communications, Inc. - Class
A(a) .................... $ 933,153
15,895 Cheesecake Factory, Inc. (The) ..... 584,618
1,124 Chemed Corp. ................ 585,705
3,503,704 Chevron Corp. ................ 573,416,197
69,254 Chipotle Mexican Grill, Inc.(a) .... 135,895,739
5,753 Cigna Group (The) ............. 1,697,710
51,007 Cisco Systems, Inc. ............. 2,654,404
35,769 Citigroup, Inc. ................ 1,704,751
35,653 Citizens Financial Group, Inc. ..... 1,150,166
3,570 Clorox Co. (The) ............... 540,784
771,105 Cloudflare, Inc. - Class A(a) ....... 53,028,891
1,289,596 Coca-Cola Co. (The) ............ 79,864,680
344,040 Coeur Mining, Inc.(a) ........... 1,059,643
11,509 Cognizant Technology Solutions Corp.
- Class A ................. 759,939
10,237 Colgate-Palmolive Co. ........... 780,674
1,861,097 Comcast Corp. - Class A ......... 84,233,250
19,874 Comerica, Inc. ................ 1,072,401
12,362 CommVault Systems, Inc.(a) ...... 963,371
78,307 ConocoPhillips ................ 9,218,300
1,665,620 Corteva, Inc. .................. 93,990,937
409,835 Costco Wholesale Corp. ......... 229,782,189
70,475 Coterra Energy, Inc. ............. 1,940,881
747,754 Coupang, Inc.(a) ............... 13,571,735
4,487 Crown Castle, Inc. REIT ......... 485,897
43,299 CSX Corp. ................... 1,442,723
2,965 Cummins, Inc. ................ 773,272
14,505 CVS Health Corp. .............. 1,083,378
460,727 Danaher Corp. ................ 117,513,029
95,395 Deere & Co. .................. 40,981,692
38,130 Devon Energy Corp. ............ 2,059,020
849,747 Dexcom, Inc.(a) ............... 105,844,486
9,890 Diamondback Energy, Inc. ........ 1,456,995
5,908 Digital Realty Trust, Inc. REIT .... 736,255
2,531 Dollar General Corp. ............ 427,385
1,365 Domino's Pizza, Inc. ............ 541,550
560,004 DoorDash, Inc. - Class A(a) ....... 50,842,763
1,143,075 Duke Energy Corp. ............. 107,014,681
29,112 East West Bancorp, Inc. .......... 1,811,058
510,639 Eaton Corp. Plc ................ 104,844,399
27,655 eBay, Inc. .................... 1,230,924
337,828 Edwards Lifesciences Corp.(a) ..... 27,725,544
5,242 Electronic Arts, Inc. ............. 714,747
340,110 Elevance Health, Inc. ............ 160,406,079
134,005 Eli Lilly & Co. ................ 60,911,973
6,133 Encompass Health Corp. ......... 404,962
6,658 Enovis Corp.(a) ................ 425,446
555,852 Entegris, Inc. .................. 60,982,523
7,636 Envestnet, Inc.(a) .............. 473,279
648,225 EOG Resources, Inc. ............ 85,909,259
17,050 EQT Corp. ................... 719,169
21,803 Equity Commonwealth REIT ..... 427,121

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
7,097 Equity LifeStyle Properties, Inc. REIT $ 505,164
50,650 Essential Utilities, Inc. ........... 2,141,989
5,910 Extra Space Storage, Inc. REIT .... 824,859
724,212 Exxon Mobil Corp. ............. 77,664,495
3,313 Fair Isaac Corp.(a) .............. 2,776,195
12,184 Fastenal Co. .................. 714,104
1,585,000 Fiserv, Inc.(a) ................. 200,042,850
3,651 FleetCor Technologies, Inc.(a) ..... 908,770
54,944 Flex Ltd.(a) ................... 1,503,268
43,230 FMC Corp. ................... 4,160,023
1,316,835 Fortinet, Inc.(a) ................ 102,344,416
1,575,253 Freeport-McMoRan, Inc. ......... 70,335,046
22,078 Gen Digital, Inc. ............... 429,417
5,485 Generac Holdings, Inc.(a) ........ 843,044
6,529 General Dynamics Corp. ......... 1,459,754
6,070 General Electric Co. ............ 693,437
11,461 General Mills, Inc. .............. 856,595
551,784 Genuine Parts Co. .............. 85,923,804
13,394 Gilead Sciences, Inc. ............ 1,019,819
5,588 Goldman Sachs Group, Inc. (The) .. 1,988,602
9,442 Graco, Inc. ................... 749,034
4,975 Guidewire Software, Inc.(a) ....... 421,980
3,884 HCA Healthcare, Inc. ........... 1,059,594
688,420 Hecla Mining Co. .............. 3,965,299
174,312 Hershey Co. (The) .............. 40,320,109
15,875 Hess Corp. ................... 2,408,714
275,527 Home Depot, Inc. (The) ......... 91,981,934
7,473 Honeywell International, Inc. ...... 1,450,733
9,725 Hormel Foods Corp. ............ 397,558
795,200 Howmet Aerospace, Inc. ......... 40,666,528
41,675 HP, Inc. ..................... 1,368,190
1,813 Humana, Inc. ................. 828,233
2,141 IDEXX Laboratories, Inc.(a) ...... 1,187,677
290,128 Illinois Tool Works, Inc. .......... 76,396,505
9,402 Integra LifeSciences Holdings Corp.(a) 427,509
10,313 InterDigital, Inc. ............... 955,912
14,465 International Business Machines Corp. 2,085,564
5,200 Intuit, Inc. ................... 2,660,840
298,094 Intuitive Surgical, Inc.(a) ......... 96,701,694
327,683 iRhythm Technologies, Inc.(a) ..... 34,426,376
765,974 Jabil, Inc. .................... 84,770,343
5,795 Jack in the Box, Inc. ............ 576,081
500,976 Johnson & Johnson ............. 83,928,509
3,136,553 JPMorgan Chase & Co. .......... 495,449,912
19,349 Kennametal, Inc. ............... 589,758
5,415 Kimberly-Clark Corp. ........... 699,076
30,931 Kinder Morgan, Inc. ............ 547,788
272,832 KLA Corp. ................... 140,222,006
14,303 Kroger Co. (The) ............... 695,698
3,531 L3Harris Technologies, Inc. ....... 669,089
148,417 Lam Research Corp. ............ 106,636,130
3,160 Lancaster Colony Corp. .......... 608,711
4,890 Leidos Holdings, Inc. ............ 457,362
Shares Value
UNITED STATES (continued)
12,405 Lennar Corp. - Class A .......... $ 1,573,326
16,517 Lincoln National Corp. .......... 463,137
394,251 Linde Plc .................... 154,022,038
135,187 Lockheed Martin Corp. .......... 60,343,421
806,810 Lowe's Cos, Inc. ............... 189,011,379
8,821 Manhattan Associates, Inc.(a) ...... 1,681,459
33,845 Marathon Oil Corp. ............ 889,108
5,492 Marriott Vacations Worldwide Corp. 705,777
12,388 Masco Corp. .................. 751,704
2,202 Masimo Corp.(a) ............... 269,305
510,187 Mastercard, Inc. - Class A ........ 201,156,530
19,215 Match Group, Inc.(a) ............ 893,690
252,348 McDonald's Corp. .............. 73,988,434
3,313 McKesson Corp. ............... 1,333,151
1,217,758 Merck & Co., Inc. .............. 129,873,891
963,286 Meta Platforms, Inc. - Class A(a) ... 306,902,920
1,288,430 MetLife, Inc. .................. 81,132,437
876 Mettler-Toledo International, Inc.(a) 1,101,544
15,148 Microchip Technology, Inc. ....... 1,423,003
3,413,404 Microsoft Corp. ............... 1,146,630,672
5,135 Moderna, Inc.(a) ............... 604,184
6,512 Mohawk Industries, Inc.(a) ....... 692,486
2,732 Molina Healthcare, Inc.(a) ........ 831,867
22,702 Mondelez International, Inc. - Class A 1,682,899
2,931 Monolithic Power Systems, Inc. .... 1,639,865
16,452 Monster Beverage Corp.(a) ........ 945,825
27,262 Morgan Stanley ................ 2,496,109
115,415 Mosaic Co. (The) ............... 4,704,315
414,345 Motorola Solutions, Inc. ......... 118,763,707
2,353 MSCI, Inc. ................... 1,289,632
67,180 Navient Corp. ................. 1,279,107
23,145 NCR Corp.(a) ................. 622,138
10,452 NetApp, Inc. .................. 815,361
166,031 Netflix, Inc.(a) ................. 72,882,628
10,119 NextEra Energy Partners LP ....... 550,980
3,280,725 NextEra Energy, Inc. ............ 240,477,142
644,625 NIKE, Inc. - Class B ............ 71,160,154
6,118 Norfolk Southern Corp. .......... 1,429,104
253,894 Northrop Grumman Corp. ....... 112,982,830
5,708 Novanta, Inc.(a) ............... 1,009,745
1,164,279 NVIDIA Corp. ................ 544,055,934
49,845 Occidental Petroleum Corp. ....... 3,146,715
750,630 Okta, Inc.(a) .................. 57,693,422
11,590 Omnicell, Inc.(a) ............... 731,908
39,421 ON Semiconductor Corp.(a) ...... 4,247,613
3,171,677 Oracle Corp. .................. 371,815,695
183,157 O'Reilly Automotive, Inc.(a) ...... 169,564,919
13,850 Ovintiv, Inc. .................. 638,347
9,687 PACCAR, Inc. ................ 834,341
520,841 Palo Alto Networks, Inc.(a) ....... 130,189,416
6,656 Paychex, Inc. .................. 835,128
2,705 Paylocity Holding Corp.(a) ....... 613,629
3,045 Penumbra, Inc.(a) .............. 923,731

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
Shares Value
UNITED STATES (continued)
286,248 PepsiCo, Inc. .................. $ 53,660,050
52,207 Pfizer, Inc. .................... 1,882,584
10,207,482 PG&E Corp.(a) ................ 179,753,758
1,384,698 Philip Morris International, Inc. .... 138,082,085
8,165 Phillips 66 .................... 910,806
0 Phinia, Inc.(a) ................. 11
19,668 Pioneer Natural Resources Co. ..... 4,438,478
13,857 Premier, Inc. - Class A ........... 384,532
482,784 Procter & Gamble Co. (The) ...... 75,459,139
11,639 Progress Software Corp. .......... 699,038
8,315 Prologis, Inc. REIT ............. 1,037,296
405,100 Prudential Financial, Inc. ......... 39,088,099
3,995 Public Storage REIT ............ 1,125,591
9,977 PVH Corp. ................... 894,338
11,733 QUALCOMM, Inc. ............ 1,550,751
875,771 Quanta Services, Inc. ............ 176,572,949
710,749 Quest Diagnostics, Inc. .......... 96,100,372
1,136 Regeneron Pharmaceuticals, Inc.(a) . 842,810
222,503 Repligen Corp.(a) .............. 38,172,615
17,186 Rollins, Inc. .................. 701,704
2,063 Roper Technologies, Inc. ......... 1,017,162
459,098 Ross Stores, Inc. ............... 52,630,995
74,695 Royal Gold, Inc. ............... 8,973,857
327,141 S&P Global, Inc. ............... 129,060,396
5,480 Saia, Inc.(a) ................... 2,318,807
3,050 Salesforce, Inc.(a) ............... 686,280
31,373 Schlumberger NV .............. 1,830,301
5,730 Science Applications International
Corp. ................... 695,278
8,715 Seagate Technology Holdings Plc ... 553,402
1,390 ServiceNow, Inc.(a) ............. 810,370
8,945 Shake Shack, Inc. - Class A(a) ..... 694,669
680,815 Simon Property Group, Inc. REIT .. 84,829,549
8,450 Simpson Manufacturing Co., Inc. .. 1,335,100
32,205 Six Flags Entertainment Corp.(a) ... 769,699
6,680 SJW Group ................... 470,673
11,009 Skyworks Solutions, Inc. ......... 1,259,099
295,463 Snowflake, Inc. - Class A(a) ....... 52,506,730
15,435 Spectrum Brands Holdings, Inc. .... 1,210,258
12,475 SS&C Technologies Holdings, Inc. .. 726,669
736,226 Starbucks Corp. ................ 74,778,475
15,727 State Street Corp. .............. 1,139,264
8,860 Stericycle, Inc.(a) ............... 376,461
31,990 Synchrony Financial ............ 1,104,935
4,445 Synopsys, Inc.(a) ............... 2,008,251
278,826 Target Corp. .................. 38,051,384
930,026 TE Connectivity Ltd. ........... 133,449,431
8,522 Teradyne, Inc. ................. 962,475
619,274 Texas Instruments, Inc. .......... 111,469,320
19,247 Textron, Inc. .................. 1,496,839
237,822 Thermo Fisher Scientific, Inc. ...... 130,483,419
12,362 Timken Co. (The) .............. 1,147,935
6,322 Tractor Supply Co. ............. 1,416,065
Shares Value
UNITED STATES (continued)
9,591 TriNet Group, Inc.(a) ........... $ 1,009,261
1,764,024 Truist Financial Corp. ........... 58,600,877
1,528 Tyler Technologies, Inc.(a) ........ 606,051
23,166 UFP Industries, Inc. ............ 2,380,538
2,398 Ulta Beauty, Inc.(a) ............. 1,066,630
461,297 Union Pacific Corp. ............. 107,030,130
187,148 United Rentals, Inc. ............. 86,963,933
4,555 United Therapeutics Corp.(a) ...... 1,105,590
197,981 UnitedHealth Group, Inc. ........ 100,251,639
2,806 Vail Resorts, Inc. ............... 660,785
9,470 Valero Energy Corp. ............ 1,220,778
2,170 VeriSign, Inc.(a) ............... 457,761
2,939 Verisk Analytics, Inc. ............ 672,855
2,688,942 Verizon Communications, Inc. ..... 91,639,143
34,593 Viatris, Inc. ................... 364,264
1,117,463 Visa, Inc. - Class A ............. 265,654,479
24,752 Vistra Corp. .................. 694,541
10,194 Walgreens Boots Alliance, Inc. ..... 305,514
662,073 Walmart, Inc. ................. 105,838,990
495,597 Waste Management, Inc. ......... 81,173,833
4,612 Waters Corp.(a) ................ 1,273,881
2,765 WD-40 Co. .................. 634,567
836,140 WEC Energy Group, Inc. ........ 75,135,540
42,233 Wells Fargo & Co. .............. 1,949,475
18,113 WESCO International, Inc. ....... 3,180,099
3,081 West Pharmaceutical Services, Inc. .. 1,133,931
15,286 Westrock Co. ................. 508,871
8,704 WEX, Inc.(a) ................. 1,648,102
168,758 Weyerhaeuser Co. REIT ......... 5,747,897
1,601 WW Grainger, Inc. ............. 1,182,322
5,609 Yum! Brands, Inc. .............. 772,191
2,561 Zebra Technologies Corp. - Class A(a) 788,686
348,225 Zoetis, Inc. ................... 65,497,640
15,738,028,811
URUGUAY — 0.8%
125,472 Globant SA(a) ................. 21,923,723
121,890 MercadoLibre, Inc.(a) ........... 150,905,914
172,829,637
Total Common Stocks
(Cost $14,668,657,623)
21,021,076,871
EXCHANGE-TRADED FUNDS — 3.4%
1,372,000 Consumer Staples Select Sector SPDR
Fund .................... 103,929,000
1,566,720 Energy Select Sector SPDR Fund ... 137,056,666
763,500 Health Care Select Sector SPDR Fund 102,423,525
4,003,900 iShares MSCI Japan ETF ......... 253,927,338
1,179,200 SPDR S&P Metals & Mining ETF . 63,547,088

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
The following abbreviations are used in the report:
h
Shares Value
648,753 SPDR S&P Oil & Gas Exploration &
Production ETF ............ $ 92,791,141
Total Exchange-Traded Funds
(Cost $707,740,812)
753,674,758
Principal
Amount
U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Bank — 0.2%
$ 50,000,000 5.16%, 08/14/23(f) ............. 49,908,555
Total U.S. Government Agencies
(Cost $49,907,736)
49,908,555
U.S. GOVERNMENT SECURITIES — 0.2%
U.S. Treasury Bills — 0.2%
50,000,000 5.27%, 08/31/23(f) ............. 49,780,937
Total U.S. Government Securities
(Cost $49,781,583)
49,780,937
Shares
INVESTMENT COMPANY — 1.2%
256,029,215 Federated Hermes Government
Obligations Fund, 5.16%(g) ... 256,029,215
Total Investment Company
(Cost $256,029,215)
256,029,215
Principal
Amount Value
CASH SWEEP — 0.0%
6,046,825 Citibank - US Dollars on Deposit in
Custody Account, 2.00% ..... $ 6,046,825
Total Cash Sweep
(Cost $6,046,825)
6,046,825
TOTAL INVESTMENTS — 100.1%
(Cost $15,738,163,794)
$ 22,136,517,161
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(26,052,761)
NET ASSETS — 100.0%
$ 22,110,464,400
(a) Non-income producing security.
(b) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (b).
(e) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $2,374,365 which is 0.01% of net assets and the cost is $2,299,886.
(f) Zero coupon security. The rate represents the yield at time of purchase.
(g) The rate shown represents the current yield as of July 31, 2023.
Forward Foreign Currency Exchange Contracts Outstanding at July 31, 2023 :
Currency Purchased Currency  Sold Counterparty
Settlement
Date
Unrealized
Appreciation
/(Depreciation)
CAD 13,625,000 USD 10,318,921 Barclays Bank Plc 12/15/23 $ 33,254
EUR 13,987,970 USD 15,430,550 Barclays Bank Plc 12/15/23 56,787
GBP 12,448,133 USD 15,898,008 Barclays Bank Plc 12/15/23 78,999
169,040
JPY 7,749,300,000 USD 56,731,529 Barclays Bank Plc 12/15/23 (1,057,221)
Total Forward Foreign Currency Exchange Contracts $ (888,181)
ADR — American Depositary Receipt
CAD — Canadian Dollar
CDI — CREST Depository Interest
ETF — Exchange-Traded Fund

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2023
(Unaudited)
EUR — Euro
GBP — British Pound
GDR — Global Depositary Receipt
JPY — Japanese Yen
MSCI — Morgan Stanley Capital International Index
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
USD — U.S. Dollar
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Australia .................................... 1.5%
Belgium .................................... 0.0 *
Brazil ...................................... 0.6
Canada ..................................... 1.5
Chile ...................................... 0.0 *
China ...................................... 4.3
Czech Republic ............................... 0.0 *
Denmark ................................... 0.5
Egypt ...................................... 0.0 *
Faeroe Islands ................................ 0.0 *
Finland ..................................... 0.0 *
France ...................................... 1.8
Germany .................................... 0.8
Hong Kong .................................. 0.2
India ....................................... 2.8
Indonesia ................................... 0.1
Ireland ..................................... 0.6
Israel ....................................... 0.0 *
Italy ....................................... 0.0 *
Japan ...................................... 0.7
Jersey Channel Islands .......................... 0.0 *
Kazakhstan .................................. 0.1
Luxembourg ................................. 0.0 *
Malaysia .................................... 0.0 *
Mexico ..................................... 0.0 *
Netherlands .................................. 2.3
Norway ..................................... 0.1
Peru ....................................... 0.0 *
Philippines .................................. 0.0 *
Poland ..................................... 0.1
Portugal .................................... 0.0 *
Qatar ...................................... 0.0 *
Singapore ................................... 0.4
South Africa ................................. 0.2
South Korea ................................. 0.1
Spain ...................................... 0.0 *
Sweden ..................................... 0.0 *
Switzerland .................................. 0.5
Taiwan ..................................... 0.3
Turkey ..................................... 0.0 *
United Arab Emirates .......................... 0.0 *
United Kingdom .............................. 3.6
United States ................................. 71.2
Country:
Percentage
of Net Assets
Uruguay .................................... 0.8%
Other
**
..................................... 4.9
100.0%
*
Represents less than 0.01% of net assets.
**
Includes cash and equivalents, exchange-traded funds, U.S.
Government Securities, investment company, forward foreign
currency exchange contracts, pending trades and Fund share
transactions, interest and dividends receivable, prepaids and accrued expenses payable.